RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction
Total	$ 70,000	$ 70,500
Chairman and shareholder, HUANG Jian Cong [Member]
Related Party Transaction
Total	$ 70,000	$ 70,500